Schedule of Warrants and Promissory Notes Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Private Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance, December 31, 2023
Additions	21
Changes in fair value	(12)
Reclassified to additional paid-in-capital
Balance, September 30, 2024	9
P I P E Notes And Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance, December 31, 2023
Additions	1,500
Changes in fair value	151
Reclassified to additional paid-in-capital
Balance, September 30, 2024	1,651
Convertible Promissory Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance, December 31, 2023	26,243	6,487
Additions	4,175	5,140
Changes in fair value	17,517	14,616
Reclassified to additional paid-in-capital	(47,935)
Balance, September 30, 2024		$ 26,243